Financial Sector Index Fund
Semi-Annual Report


The E*TRADE Financial Sector Index Fund, the ("Fund"), seeks to match as closely as is practicable, before fees and expenses, the total return of the Dow Jones Financial Sector Index. ("DJFSI" or "Index") 1 The Fund generally invests in a representative sample of those securities comprising the DJFSI. As an index fund, the Fund uses a passive management approach. All investment decisions are based on tracking the Index. The Index is comprised of approximately 300 core Financial companies in four categories: banks, insurance, real estate and specialty finance (including diversified financial, savings & loans and securities brokers).

For the semi-annual period ended June 30, 2002, ("reporting period"), the DJFSI declined 2.49%. During the same period the Fund declined by 2.93%. The difference is primarily caused by the Fund's operating expenses. You should remember that past performance is no guarantee of future returns and that the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since the beginning of 2002, investors have endured volatility in the financial markets. With the economy giving mixed signals about the sustainability and strength of recovery, and in the face of an often turbulent international political environment, most stocks lost ground over the reporting period. There was some cause for optimism early in the year as consumer spending and the housing market both remained fairly robust. Housing starts leapt 6.3% in January and the sector was generally strong throughout the reporting period. However, the employment outlook was less positive, with the jobless rate reaching 6% in April, close to an 8-year high. Further undermining investor sentiment, a number of corporate scandals erupted. Enron and Worldcom reportedly committed fraud and presented inaccurate corporate results, adding mistrust to an already substantial list of investor worries. Despite an impressive 6.1% rise in first quarter Gross Domestic Product, the Federal Reserve Board ("Fed") remained sufficiently concerned about overall economic conditions that it maintained the target federal funds rate at 1.75% during the period.

While interest rates often have a beneficial effect on the performance of financial companies, few of the stocks in the Index managed to rise over the period. The sector remained generally weak as IPOs, investment banking, and mergers and acquisition activity - which provide lucrative sources of fees for many financial services firms - came to a near halt. In addition, the two-year fall in stock prices hurt financial services companies, which lost trading revenues as well as fee-bearing investor assets. Many insurance firms also struggled during the period, and share prices in the group declined accordingly.

In this difficult environment, most of the top stocks in the Fund declined over the period. Top holding Citigroup (9.49% of the Fund as of June 30, 2002) fell 22.67%. American International Group (7.44% of the Fund as of June 30, 2002) lost 13.96%. Fannie Mae (3.50% of the Fund as of June 30, 2002) and JP Morgan Chase & Co. (3.21% of the Fund as of June 30, 2002) each lost ground, losing 6.46% and 4.90%, respectively. Wachovia Bank (2.49% of the Fund as of June 30,
2002) gained 23.40%, Banc One Corp. (2.14% of the Fund as of June 30, 2002) lost 0.42%, and Morgan Stanley (2.05% of the Fund as of June 30, 2002) fell 22.37%. On the positive side, Bank of America Corp. (5.16% of the Fund as of June 30, 2002) and Wells Fargo & Co. (4.07% of the Fund as of June 30, 2002) both moved up, increasing 13.75% and 16.44%, respectively. US Bancorp (2.12% of the Fund as of June 30, 2002) also rose 13.49%.

1. "Dow Jones SM" and "Dow Jones U.S. Financial Sector Index SM" are service marks of Dow Jones & Company Inc. ("Dow Jones") and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the Fund

E*TRADE FINANCIAL SECTOR INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2002 (Unaudited)
-----------------------------------------------------------------------------------------------------------

                                                                                   NUMBER
                                                                                  OF SHARES       VALUE
                                                                                 -----------   ------------
COMMON STOCK (100.7% OF NET ASSETS)
---------------------------------------------------
BANKING                                                        (30.7%)
       AMCORE Financial, Inc.                                                         100            2,317
       AmSouth Bancorporation                                                       1,463           32,742
       Anchor BanCorp Wisconsin, Inc.                                                 100            2,411
       Annaly Mortgage Management, Inc.                                               340            6,596
       Associated Banc-Corp                                                           286           10,785
       Astoria Financial Corp.                                                        364           11,666
       Bank of Hawaii Corp.                                                           302            8,456
       Bank of New York Company, Inc.                                               2,975          100,406
       Bank One Corp.                                                               4,769          183,511
       Banknorth Group, Inc.                                                          600           15,612
       Bay View Capital Corp.                                                         200            1,282 *
       BB&T Corp.                                                                   1,960           75,656
       Charter One Financial, Inc.                                                    909           31,251
       Chittenden Corp.                                                               125            3,622
       Citizens Banking Corp.                                                         160            4,637
       City National Corp.                                                            170            9,137
       Colonial BancGroup, Inc.                                                       410            6,150
       Comerica, Inc.                                                                 732           44,945
       Commerce Bancorp, Inc.                                                         260           11,492
       Commerce Bancshares, Inc.                                                      241           10,662
       Commercial Federal Corp.                                                       166            4,814
       Community First Bankshares, Inc.                                               140            3,653
       Compass Bancshares, Inc.                                                       510           17,136
       Cullen/Frost Bankers, Inc.                                                     230            8,268
       Downey Financial Corp.                                                          90            4,257
       East West Bancorp, Inc.                                                        100            3,452
       Fifth Third Bancorp                                                          1,999          133,233
       First Midwest Bancorp, Inc.                                                    200            5,556
       First Sentinel Bancorp, Inc.                                                   100            1,376
       First Tennessee National Corp.                                                 535           20,490
       First Virginia Banks, Inc.                                                     200           10,724
       FirstFed Financial Corp.                                                        79            2,291 *
       FirstMerit Corp.                                                               336            9,267
       FleetBoston Financial Corp.                                                  4,268          138,070
       GBC Bancorp                                                                     30              868
       Golden State Bancorp, Inc.                                                     453           16,421
       Golden West Financial Corp.                                                    551           37,898
       Greater Bay Bancorp                                                            191            5,875
       Greenpoint Financial Corp.                                                     360           17,676
       Harbor Florida Bancshares, Inc.                                                100            2,219
       Hibernia Corp. - Class A                                                       630           12,468
       Hudson City Bancorp, Inc.                                                      366            7,283
       Hudson United Bancorp                                                          200            5,712
       Huntington Bancshares, Inc.                                                  1,020           19,808
       Independence Community Bank Corp.                                              200            5,746
       IndyMac Bancorp, Inc.                                                          256            5,806 *
       KeyCorp                                                                      1,741           47,529
       M&T Bank Corp.                                                                 359           30,788
       MAF Bancorp, Inc.                                                              100            3,760
       Marshall & Ilsley Corp.                                                        798           24,682
       Mellon Financial Corp.                                                       1,814           57,014
       Mercantile Bankshares Corp.                                                    300           12,309
       National City Corp.                                                          2,109           70,124


       Net.B@nk, Inc.                                                                 200            2,330 *
       New York Community Bancorp, Inc.                                               388           10,515
       North Fork Bancorporation, Inc.                                                674           26,832
       Northern Trust Corp.                                                           862           37,980
       Ocwen Financial Corp.                                                          140              770 *
       Old National Bancorp                                                           231            5,879
       Pacific Northwest Bancorp                                                       45            1,409
       People's Bank                                                                  231            6,031
       PFF Bancorp, Inc.                                                               31            1,190
       PNC Financial Services Group                                                 1,162           60,749
       Provident Bankshares Corp.                                                     105            2,487
       Provident Financial Group, Inc.                                                130            3,771
       Prudential Financial Inc.                                                    2,400           80,064 *
       Regions Financial Corp.                                                        940           33,041
       Republic Bancorp, Inc.                                                         220            3,287
       Roslyn Bancorp, Inc.                                                           332            7,248
       Silicon Valley Bancshares                                                      200            5,272 *
       Southtrust Corp.                                                             1,390           36,307
       Southwest Bancorp of Texas, Inc.                                               132            4,781 *
       Sovereign Bancorp, Inc.                                                      1,050           15,697
       Staten Island Bancorp, Inc.                                                    200            3,840
       Sterling Bancshares, Inc.                                                      150            2,216
       SunTrust Banks, Inc.                                                         1,020           69,074
       Synovus Financial Corp.                                                      1,065           29,309
       TCF Financial Corp.                                                            301           14,779
       Texas Regional Bancshares - Class A                                             75            3,721
       The South Financial Group, Inc.                                                140            3,137
       Trustmark Corp.                                                                210            5,366
       UCBH Holdings, Inc.                                                             90            3,421
       Union Planters Corp.                                                           846           27,385
       UnionBanCal Corp.                                                              230           10,776
       US Bancorp, Inc.                                                             7,804          182,223
       W.P. Stewart & Co. Ltd.                                                         99            2,526
       Washington Federal, Inc.                                                       254            6,416
       Washington Mutual, Inc.                                                      3,985          147,883
       Webster Financial Corp.                                                        200            7,648
       Wells Fargo & Co.                                                            6,975          349,169
       Westamerica Bancorp                                                            151            5,974
       Wilmington Trust Corp.                                                         260            7,930
       Xl Capital Ltd. - Class A                                                      546           46,246
       Zions Bancorp                                                                  380           19,798
                                                                                               ------------
                                                                                                 2,614,386
                                                                                               ------------
BANKS                                                           (3.5%)
       BancorpSouth, Inc.                                                             327            6,605
       BSB Bancorp, Inc.                                                               25              667
       Fulton Financial Corp.                                                         397            7,515
       National Commerce Financial Corp.                                              816           21,461
       Park National Corp.                                                             40            3,440
       Popular, Inc.                                                                  485           16,335
       Sky Financial Group, Inc.                                                      314            6,641
       United Bankshares, Inc.                                                        134            3,937
       Valley National Bancorp                                                        373           10,369
       Wachovia Corp.                                                               5,591          213,464
       Whitney Holding Corp.                                                          157            4,826
                                                                                               ------------
                                                                                                   295,260
                                                                                               ------------
COMPUTERS                                                       (0.0%)
       Safeguard Scientifics, Inc.                                                    416              832 *
                                                                                               ------------

DATA PROCESSING & PREPARATION                                   (1.1%)
       Bisys Group, Inc.                                                              500           16,650 *
       Investors Financial Services Corp.                                             266            8,922
       SEI Investment Co.                                                             338            9,521
       State Street Corp.                                                           1,332           59,540
                                                                                               ------------
                                                                                                    94,633
                                                                                               ------------


DIVERSIFIED FINANCIAL SERVICES                                  (1.0%)
       Investment Technology Group, Inc.                                              199            6,507 *
       Neuberger Berman, Inc.                                                         249            9,113
       SLM Corp.                                                                      642           62,210
       SWS Group, Inc.                                                                 81            1,589
                                                                                               ------------
                                                                                                    79,419
                                                                                               ------------
FINANCIAL SERVICES                                             (27.9%)
       A.G. Edwards, Inc.                                                             335           13,021
       Affiliated Managers Group, Inc.                                                 90            5,535 *
       Allied Capital Corp.                                                           381            8,630
       American Capital Strategies Ltd.                                               126            3,461
       American Express Co.                                                         4,813          174,808
       AmeriCredit Corp.                                                              340            9,537 *
       Bear Stearns Companies, Inc.                                                   398           24,358
       Capital One Financial Corp.                                                    889           54,273
       Citigroup, Inc.                                                             21,009          814,099
       Countrywide Credit Industries, Inc.                                            500           24,125
       Doral Financial Corp.                                                          153            5,109
       Eaton Vance Corp.                                                              251            7,831
       Federal Home Loan Mortgage Corporation                                       2,844          174,053
       Federal National Mortgage Association                                        4,070          300,163
       Federated Investors Inc. - Class B                                             400           13,828
       Franklin Resources, Inc.                                                       603           25,712
       Household International, Inc.                                                1,870           92,939
       Jeffries Group, Inc.                                                           100            4,210
       Labranche & Co., Inc.                                                          200            4,580 *
       Legg Mason, Inc.                                                               258           12,730
       Lehman Brothers Holdings, Inc.                                                 987           61,707
       MBNA Corp.                                                                   3,077          101,756
       Merrill Lynch & Co., Inc.                                                    3,330          134,865
       Metris Cos., Inc.                                                              250            2,078
       Morgan Stanley Dean Witter & Co.                                             4,083          175,896
       Providian Financial Corp.                                                    1,201            7,062
       Raymond James Financial, Inc.                                                  160            4,555
       Stilwell Financial, Inc.                                                       872           15,870
       T Rowe Price Group, Inc.                                                       510           16,769
       The Goldman Sachs Group, Inc.                                                  976           71,590
       Waddell & Reed Financial, Inc. - Class A                                       328            7,518
                                                                                               ------------
                                                                                                 2,372,668
                                                                                               ------------
INSURANCE                                                      (21.1%)
       ACE Ltd.                                                                     1,061           33,528
       AFLAC, Inc.                                                                  2,139           68,448
       Allmerica Financial Corp.                                                      230           10,626
       Allstate Corp.                                                               2,733          101,066
       Ambac Financial Group, Inc.                                                    438           29,434
       American Financial Group, Inc.                                                 150            3,585
       American International Group, Inc.                                           9,352          638,087
       American National Insurance Co.                                                 85            8,186
       AmerUs Group Co.                                                                71            2,634
       AON Corp.                                                                      951           28,035
       Arthur J. Gallagher & Co.                                                      346           11,989
       Brown & Brown, Inc.                                                            250            7,875
       Chubb Corp.                                                                    696           49,277
       Cincinnati Financial Corp.                                                     526           24,475
       CNA Financial Corp.                                                            100            2,650 *
       Commerce Group, Inc.                                                           127            5,023
       Conseco, Inc.                                                                1,400            2,800 *
       Erie Indemnity Co. - Class A                                                   142            5,752
       Everest Re Group Ltd.                                                          201           11,246
       Fidelity National Financial, Inc.                                              372           11,755
       First American Corp.                                                           231            5,313
       Fremont General Corp.                                                          245            1,024
       Hartford Financial Services Group, Inc.                                      1,010           60,065
       HCC Insurance Holdings, Inc.                                                   213            5,613


       Horace Mann Educators Corp.                                                    140            2,614
       Jefferson-Pilot Corp.                                                          618           29,046
       John Hancock Financial Services, Inc.                                        1,223           43,050
       Leucadia National Corp.                                                        130            4,116
       Lincoln National Corp.                                                         777           32,634
       Loews Corp.                                                                    577           30,575
       Markel Corp.                                                                    34            6,698 *
       Marsh & McLennan Companies, Inc.                                             1,126          108,772
       MBIA, Inc.                                                                     606           34,257
       Mercury General Corp.                                                          100            4,850
       MetLife, Inc.                                                                1,213           34,934
       MGIC Investment Corp.                                                          400           27,120
       MONY Group, Inc.                                                               200            6,802
       Nationwide Financial Services, Inc.                                            100            3,950
       Ohio Casualty Corp.                                                            200            4,180 *
       Old Republic International Corp.                                               470           14,805
       PartnerRe Ltd.                                                                 137            6,706
       Presidential Life Corp.                                                        100            2,027
       Progressive Corp.                                                              801           46,338
       Protective Life Corp.                                                          266            8,805
       Radian Group, Inc.                                                             396           19,345
       Reinsurance Group of America, Inc.                                              90            2,774
       RenaissanceRe Holdings Ltd.                                                    261            9,553
       SAFECO Corp.                                                                   540           16,681
       Selective Insurance Group, Inc.                                                100            2,833
       St. Paul Companies, Inc.                                                       865           33,666
       StanCorp Financial Group, Inc.                                                 130            7,215
       The PMI Group, Inc.                                                            372           14,210
       The Principal Financial Group, Inc.                                          1,250           38,750 *
       Torchmark Corp.                                                                512           19,558
       Transatlantic Holdings, Inc.                                                    78            6,240
       Trenwick Group Ltd.                                                            171            1,283
       Unitrin, Inc.                                                                  200            7,154
       UNUMProvident Corp.                                                            900           22,905
       W.R. Berkley Corp.                                                             110            6,050
       White Mountains Insurance Group Ltd.                                            25            7,913
                                                                                               ------------
                                                                                                 1,796,895
                                                                                               ------------
NATIONAL COMMERCIAL BANKS                                       (8.5%)
       Bank of America Corp.                                                        6,288          442,424
       JP Morgan Chase & Co.                                                        8,122          275,498
                                                                                               ------------
                                                                                                   717,922
                                                                                               ------------
REAL ESTATE                                                     (1.1%)
       Brandywine Realty Trust                                                        105            2,720
       BRE Properties, Inc. - Class A                                                 200            6,222
       Catellus Development Corp.                                                     329            6,718 *
       CBL & Associates Properties, Inc.                                              100            4,050
       Chelsea GCA Realty, Inc.                                                       120            4,014
       Cousins Properties, Inc.                                                       160            3,962
       Developers Diversified Realty Corp.                                            210            4,725
       Equity Inns, Inc.                                                              141            1,135
       First Industrial Realty Trust                                                  169            5,552
       Glenborough Realty Trust, Inc.                                                 100            2,370
       Healthcare Realty Trust                                                        150            4,800
       Home Properties of NY, Inc.                                                     87            3,301
       JDN Realty Corp.                                                               100            1,250
       Kilroy Realty Corp.                                                            100            2,675
       LNR Property Corp.                                                             100            3,450
       Manufactured Home Communities, Inc.                                             90            3,159
       Meristar Hospitality Corp.                                                     200            3,050
       Mills Corp.                                                                    110            3,410
       Nationwide Health Properties, Inc.                                             200            3,750
       Prentiss Properties Trust                                                      139            4,413
       Reckson Associates Realty Corp.                                                190            4,731
       RFS Hotel Investors, Inc.                                                      100            1,354


       Shurgard Storage Centers, Inc. - Class A                                       110            3,817
       S1 Green Realty Corp.                                                          103            3,672
       The Macerich Co.                                                               125            3,875
       The St. Joe Co.                                                                125            3,753
                                                                                               ------------
                                                                                                    95,928
                                                                                               ------------
REAL ESTATE INVESTMENT TRUSTS                                   (5.1%)
       AMB Property Corp.                                                             340           10,540
       Apartment Investment & Management Co., Class A                                 346           17,023
       Archstone-Smith Trust REIT                                                     725           19,358
       Arden Realty, Inc.                                                             261            7,425
       AvalonBay Communities, Inc.                                                    268           12,516
       Boston Properties, Inc.                                                        357           14,262
       Camden Property Trust                                                          167            6,184
       Capital Automotive                                                             100            2,386
       CarrAmercia Realty Corp.                                                       139            4,288
       CenterPoint Properties Corp.                                                    86            4,989
       Colonial Properties Trust                                                       69            2,688
       Crescent Real Estate Equities Co.                                              390            7,293
       Duke-Weeks Realty Corp.                                                        500           14,475
       Equity Office Properties Trust                                               1,704           51,290
       Equity Residential Properties Trust                                          1,108           31,855
       Federal Realty Investment Trust                                                145            4,018
       FelCor Lodging Trust, Inc.                                                     150            2,753
       General Growth Properties, Inc.                                                220           11,220
       Health Care Property Investors, Inc.                                           220            9,438
       Health Care REIT, Inc.                                                         160            4,792
       Highwood Properties, Inc.                                                      220            5,720
       Hospitality Properties Trust                                                   225            8,213
       Host Marriott Corp.                                                            900           10,170
       HRPT Properties Trust                                                          540            4,779
       iStar Financial, Inc.                                                          225            6,413
       Kimco Realty Corp.                                                             343           11,487
       Koger Equity, Inc.                                                              97            1,872
       La Quinta Corp. REIT                                                           600            4,350 *
       Liberty Property Trust                                                         300           10,500
       Mack-Cali Realty Corp.                                                         240            8,436
       New Plan Excel Realty Trust                                                    360            7,499
       Plum Creek Timber Co., Inc.                                                    540           16,578
       Post Properties, Inc.                                                          162            4,886
       Prologis Trust                                                                 714           18,564
       Public Storage, Inc.                                                           330           12,243
       Rouse Co.                                                                      360           11,880
       Simon Property Group, Inc.                                                     585           21,551
       United Dominion Realty Trust, Inc.                                             387            6,095
       Vornado Realty Trust                                                           361           16,678
       Weingarten Realty Investors                                                    187            6,620
                                                                                               ------------
                                                                                                   433,327
                                                                                               ------------
SAVINGS & LOANS                                                 (0.0%)
       Dime Community Bancshares                                                       70            1,588
       OceanFirst Financial Corp.                                                      37              893
                                                                                               ------------
                                                                                                     2,481
                                                                                               ------------
SECURITY BROKERS & DEALERS                                      (0.7%)
       Ameritrade Holding Corp. - Class A                                             500            2,300 *
       E*TRADE Group, Inc.**                                                        1,240            6,770 *
       Knight Trading Group, Inc.                                                     430            2,253 *
       Schwab, Charles Corp.                                                        4,240           47,488
                                                                                               ------------
                                                                                                    58,811
                                                                                               ------------
SOFTWARE                                                        (0.0%)
       Total System Services, Inc.                                                    146            2,746
                                                                                               ------------
TOTAL COMMON STOCK (Cost:  $9,598,304)                                                           8,565,308
                                                                                               ------------


                                                                                 FACE AMOUNT      VALUE
                                                                                 -----------   ------------
SHORT-TERM INSTRUMENTS (0.1%)
---------------------------------------------------
       Investors Bank & Trust Tri-Party Repurchase Agreement,
       dated 06/28/02, due 07/01/02, with a maturity value of
       $11,497 and an effective yield of 1.25%.                                    11,496           11,496
                                                                                               ------------
TOTAL SHORT-TERM INSTRUMENTS (Cost:  $11,496)                                                       11,496
                                                                                               ------------

TOTAL INVESTMENTS (Cost: $9,609,800)                          (100.8%)                           8,576,804
LIABILITIES IN EXCESS OF OTHER ASSETS                          (-0.8%)                             (67,400)
                                                                                               ------------
NET ASSETS                                                    (100.0%)                          $8,509,404
                                                                                               ============

*  Non-income producing security.
** Issuer is an affilate of the Fund's investment advisor and distributor.

   The accompanying notes are an integral part of these financial statements.

E*TRADE FINANCIAL SECTOR INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------------

ASSETS
Investments at-value (cost: $9,609,800) (Note 1)                        $    8,576,804
Due from E*TRADE Asset Management, Inc. (Note 2)                                10,636
Dividends receivable                                                            18,556
                                                                        --------------
      TOTAL ASSETS                                                           8,605,996
                                                                        --------------
LIABILITIES
Accrued administration fee (Note 2)                                                993
Distributions to shareholders                                                   25,525
Accrued accounting, custody and transfer agent fees                             14,986
Due to Trustees                                                                  2,581
Accrued expenses                                                                52,507
                                                                        --------------
      TOTAL LIABILITIES                                                         96,592
                                                                        --------------
TOTAL NET ASSETS                                                        $    8,509,404
                                                                        ==============
NET ASSETS CONSIST OF:
Paid-in capital                                                              9,662,293
Distributions in excess of net investment income                                  (220)
Net realized loss on investments                                              (119,673)
Net unrealized depreciation of investments                                  (1,032,996)
                                                                        ==============
TOTAL NET ASSETS                                                        $    8,509,404
                                                                        ==============
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $.01)                      961,630
                                                                        ==============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE          $         8.85
                                                                        ==============

   The accompanying notes are an integral part of these financial statements.

E*TRADE FINANCIAL SECTOR INDEX FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2002 (Unaudited)
-------------------------------------------------------------------------------------

NET INVESTMENT INCOME:
      Dividends (Net of foreign withholding tax of $22)                $       92,253
      Interest                                                                    115
                                                                       --------------
              TOTAL INVESTMENT INCOME                                          92,368
                                                                       --------------
EXPENSES (NOTE 2):
      Advisory fee                                                             10,953
      Administration fee                                                        6,572
      Shareholder servicing fees                                               10,953
      Legal services                                                            4,117
      Audit services                                                            9,666
      Custodian fee                                                            41,528
      Transfer and dividend disbursing agent                                    8,055
      Registration fees                                                        16,615
      Trustee fees                                                              3,161
      Other expense                                                            20,503
                                                                       --------------
      TOTAL EXPENSES BEFORE WAIVER                                            132,123
Waived fees and reimbursed expenses (Note 2)                                  (90,501)
                                                                       --------------
      NET EXPENSES                                                             41,622
                                                                       --------------
NET INVESTMENT INCOME                                                          50,746
                                                                       --------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
      Net realized loss on sale of investments                                (46,455)
      Net change in unrealized depreciation of investments                   (265,553)
                                                                       --------------
              NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                (312,008)
                                                                       --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $     (261,262)
                                                                       ==============

   The accompanying notes are an integral part of these financial statements.

E*TRADE FINANCIAL SECTOR INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------

                                                                           For the Six Months Ended
                                                                                June 30, 2002                 For the Year Ended
                                                                                 (Unaudited)                   December 31, 2001
                                                                           ------------------------           ------------------
NET DECREASE IN NET ASSETS
OPERATIONS:
Net investment income                                                            $      50,746                   $    103,213
Net realized loss on sale of investments                                               (46,455)                       (73,218)
Net change in unrealized depreciation of investments                                  (265,553)                      (761,162)
                                                                                ---------------                 --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  (261,262)                      (731,167)
                                                                                ---------------                 --------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                               (51,311)                      (102,868)
                                                                                ---------------                 --------------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                                                       743,814                      2,578,001
Value of shares issued in reinvestment of dividends and distributions                   25,364                        101,728
Cost of shares redeemed                                                               (899,093)                    (2,898,149)
                                                                                ---------------                 --------------
NET DECREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF
COMMON STOCK                                                                          (129,915)                      (218,420)
                                                                                ---------------                 --------------
REDEMPTION FEES                                                                          2,595                          8,033
                                                                                ---------------                 --------------
NET DECREASE IN NET ASSETS                                                            (439,893)                    (1,044,422)
NET ASSETS:
Beginning of period                                                                  8,949,297                      9,993,719
                                                                                ---------------                 --------------
END OF OF PERIOD                                                                 $   8,509,404                   $  8,949,297
                                                                                ===============                 ==============
SHARE TRANSACTIONS:
Number of shares sold                                                                   80,337                        274,738
Number of shares reinvested                                                              2,684                         11,183
Number of shares redeemed                                                              (97,247)                      (310,065)
                                                                                ---------------                 --------------
NET DECREASE IN SHARES OUTSTANDING                                                     (14,226)                       (24,144)
                                                                                ===============                 ==============

   The accompanying notes are an integral part of these financial statements.

E*TRADE FINANCIAL SECTOR INDEX FUND
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                Period from
                                                                     Six                                     December 29, 2000
                                                                Months Ended                                   (commencement
                                                                June 30, 2002           Year Ended         of operations) through
FOR A SHARE OUTSTANDING FOR THE PERIOD                           (Unaudited)          December 31, 2001      December 31, 2000
                                                               ----------------       ----------------       ------------------

NET ASSET VALUE, BEGINNING OF PERIOD                            $         9.17         $         9.99           $       10.00
                                                               ----------------       ----------------       ------------------
LOSS FROM INVESTMENT OPERATIONS:
     Net investment income                                                0.05                   0.10                      --
     Net realized and unrealized loss on investments                     (0.32)                 (0.83)                  (0.01)
                                                               ----------------       ----------------       ------------------
     TOTAL LOSS FROM INVESTMENT OPERATIONS                               (0.27)                 (0.73)                  (0.01)
                                                               ----------------       ----------------       ------------------

DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions from net investment income                            (0.05)                 (0.10)                     --

                                                               ----------------       ----------------       ------------------


REDEMPTION FEES ADDED TO PAID-IN CAPITAL                                  0.00  4                0.01                      --
                                                               ----------------       ----------------       ------------------
NET ASSET VALUE, END OF PERIOD                                  $         8.85         $         9.17           $        9.99
                                                               ================       ================       ==================

TOTAL RETURN                                                           (2.93)% 6              (7.25)%                  (0.10) 3
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)                   $        8,509         $        8,949           $       9,994
     Ratio of expenses to average net assets  1                          0.95% 5                0.95%                      --
     Ratio of net investment income to average net assets  2             1.16% 5                1.12%                      --
     Portfolio turnover rate                                             1.87% 6                7.26%                      --

1  The ratio of expenses to average net assets prior to waived fees and  reimbursed  expenses for the six months ended June 30, 2002
   (annualized) and the year ended December 31, 2001 were 3.02% and 1.83%, respectively.
2  The ratio of net investment  income (loss) to average net assets prior to waived fees and reimbursed  expenses for the six months ended June 30, 2002 (annualized) and the year ended December 31, 2001 were (0.91)% and 0.24%, respectively.
3  For the period  December 29, 2000  (commencement  of  operations)  through  December 31, 2000 and not indicative of a full year's operating results.
4  Rounds to less than $0.01.
5  Annualized
6  Not annualized.

   The accompanying notes are an integral part of these financial statements.

E*TRADE FINANCIAL SECTOR INDEX FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

E*TRADE Financial Sector Index Fund ("Fund") is a non-diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of June 30, 2002 the Trust consisted of seven active series: the E*TRADE Bond Fund (formerly the E*TRADE Bond Index Fund), the E*TRADE Financial Sector Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE Financial Sector Index Fund.

The Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expenses, the total return of the stocks comprising the Dow Jones U.S. Financial Sector (DJFS) Index SM*. The Fund seeks to achieve its objective by investing in a representative sample of those securities comprising the DJFS Index.

* "Dow U.S. Financial Sector Index SM" and "Dow Jones SM" are service marks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc. ("ETAM"), the Fund's Investment Advisor. The Fund is not sponsored, endorsed, sold, or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in the Fund.

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund used the accrual method of accounting for financial reporting purposes.

SECURITY VALUATION

Investments are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded.
Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by and under the supervision and responsibility of the Fund's Board of Trustees. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Short-term debt securities are valued at amortized cost which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify annually as a "regulated investment company" ("RIC") under Subchapter M of the Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended June 30, 2002.

As of December 31, 2001, for federal income tax purposes, the Fund had a capital loss carryforward of $59,965 expiring in 2009. The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires. For the year ended December 31, 2001, the Fund has elected to defer $5,299 of capital losses attributable to Post-October losses.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a fee of 1.00%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its service as investment advisor, ETAM is paid by the Fund at an annual rate of 0.25% of the Fund's average daily net assets.

Barclays Global Fund Advisors, Inc. ("BGFA") serves as the Fund's investment sub-advisor. BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which in turn is an indirect subsidiary of Barclay's Bank PLC). For its services, BGFA is paid by ETAM a fee calculated at an annual rate equal to 0.20% of the Fund's average daily net assets on amounts up to $200 million, 0.15% of daily net assets on amounts between $200 million and $500 million and 0.12% of daily net assets on amounts above $500 million.

ETAM  also  provides  administrative  services  to  the  Fund,  pursuant  to  an administrative services agreement ("Administrative Agreement"). Services provided by ETAM acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters;
providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays ETAM an administrative services fee equal to 0.15% of its average daily net assets.

ETAM also acts as shareholder servicing agent to the Fund under a Shareholder Servicing Agreement with the Fund. As shareholder servicing agent, ETAM provides services to shareholders or investors investing in shares of the Fund such as: support of telephone services; delivery of prospectuses, reports and proxy statements; receiving, tabulating and transmitting proxies executed on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances; maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent ETAM is permitted to do so under applicable statutes, rules or regulations. The Fund pays ETAM a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund. In addition, ETAM is allowed to use the servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities LLC (formerly E*TRADE Securities, Inc.), a wholly owned subsidiary of E*TRADE Group, the Trust's principal underwriter, for shareholder services provided by such affiliate to the Fund.

In the interest of limiting expenses of the Fund, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least April 30, 2003. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.95% of the Fund's daily net assets. The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and
(ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund.

The amount "Due from E*TRADE Asset Management Inc." listed on the Fund's Statement of Assets and Liabilities, reflects contractual arrangements between ETAM and the Fund to waive or limit its fees or to assume other expenses on an annualized basis through at least April 30, 2003. The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made to ETAM without causing the total annual expense ratio of the Fund to exceed 0.95%.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company serves as sub-administrator, accounting services agent and custodian for the Fund.

E*TRADE Securities, LLC also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund for the period ended June 30, 2002

3.   PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. The Investment Advisor monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent.

The Fund did not have any securities lending activity during the period ended June 30, 2002.

4.   FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund is required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Fund did not enter into any futures contracts during the year ended June 30, 2002.

5.   REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's cash investments must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. The Fund's Investment Advisor monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The repurchase agreement held by the Fund at June 30, 2002 was fully collateralized by U.S. Government Obligations with a rate of 5.88%, a maturity date of 07/01/25 and an aggregate market value of $12,122.

6.   INVESTMENT PORTFOLIO TRANSACTIONS

Purchases  and  sales  of  investments,   exclusive  of  short-term  securities,
aggregated $165,964 and $225,422, respectively, for the period ended June 30, 2002.

7.   UNREALIZED APPRECIATION/DEPRECIATION - TAX BASIS

At June 30, 2002, the cost of investments for federal income tax purposes was $9,609,800. Net unrealized depreciation aggregated $1,032,996, of which $600,836 represented gross unrealized appreciation on securities and $1,633,832 represented gross unrealized depreciation on securities.